Accounting for Derivative Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	May 31, 2011
Foreign currency [Member]
Derivative Instrument
Foreign currency derivatives	$ 1,118.9
Commodity [Member]
Derivative Instrument
Natural gas derivatives (MMbtu)	22,500,000
Freight Contracts [Member]
Derivative Instrument
Ocean freight contracts (Tonnes)	3,100,000